Note 9 - Derivative Liability - Schedule of Derivative Liability Activity (Details) - Derivative Financial Instruments, Liabilities [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance	$ 145,041	$ 96,369
Derivative liabilities recorded	208,476	15,362
Loss on change in derivative fair value adjustment	(171,712)	33,310
Extinguishment of derivative liability	(181,805)
Balance	$ 0	$ 145,041